JPMorgan Diversified Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 53.7%
Aerospace & Defense — 0.7%
Airbus SE (France)	11	925
Boeing Co. (The) *	1	116
General Dynamics Corp.	2	406
Howmet Aerospace, Inc.	1	19
Huntington Ingalls Industries, Inc.	—	12
L3Harris Technologies, Inc.	—	68
Lockheed Martin Corp.	—	157
Northrop Grumman Corp.	3	1,307
Raytheon Technologies Corp.	9	694
Safran SA (France)	7	662
Textron, Inc.	—	21
Thales SA (France)	2	204
TransDigm Group, Inc.	—	46
Woodward, Inc.	2	186
		4,823
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	—	20
Deutsche Post AG (Registered) (Germany)	24	718
Expeditors International of Washington, Inc.	—	25
FedEx Corp.	3	340
United Parcel Service, Inc., Class B	1	203
		1,306
Airlines — 0.0% ^
Alaska Air Group, Inc. *	4	160
American Airlines Group, Inc. *	1	14
Delta Air Lines, Inc. *	1	31
Southwest Airlines Co. *	1	31
United Airlines Holdings, Inc. *	1	18
Wizz Air Holdings plc (Switzerland) * (a)	1	16
		270
Auto Components — 0.1%
Aptiv plc *	1	36
BorgWarner, Inc.	—	5
Cie Generale des Etablissements Michelin SCA (France)	46	1,031
HL Mando Co. Ltd. (South Korea)	1	31
		1,103
Automobiles — 1.1%
Dr Ing hc F Porsche AG (Preference) (Germany) *	2	148
Ford Motor Co.	7	75
General Motors Co.	2	80
Kia Corp. (South Korea)	1	56
Mercedes-Benz Group AG (Germany)	8	397
NIO, Inc., Class A (China) *	2	29
Stellantis NV	23	268
Stellantis NV	40	470

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Automobiles — continued
Tesla, Inc. *	21	5,738
Thor Industries, Inc.	3	187
Volkswagen AG (Preference) (Germany)	7	904
XPeng, Inc., Class A (China) *	4	22
		8,374
Banks — 3.7%
AIB Group plc (Ireland)	101	245
Banco Santander Chile, ADR (Chile)	3	37
Bank Central Asia Tbk. PT (Indonesia)	1,687	942
Bank of America Corp.	138	4,152
Bank of Ireland Group plc (Ireland)	53	341
Bank Rakyat Indonesia Persero Tbk. PT (Indonesia)	361	106
Barclays plc (United Kingdom)	276	439
BNP Paribas SA (France)	20	837
Capitec Bank Holdings Ltd. (South Africa)	—	42
China Construction Bank Corp., Class H (China)	286	165
China Merchants Bank Co. Ltd., Class H (China)	6	28
China Merchants Bank Co. Ltd., Class H (China)	18	83
Citigroup, Inc.	11	442
Citizens Financial Group, Inc.	14	487
Comerica, Inc.	—	18
Commerce Bancshares, Inc.	3	172
Credicorp Ltd. (Peru)	1	68
Cullen/Frost Bankers, Inc.	2	224
DBS Group Holdings Ltd. (Singapore)	46	1,069
Erste Group Bank AG (Austria)	7	150
Fifth Third Bancorp	1	38
First Republic Bank	3	385
Grupo Financiero Banorte SAB de CV, Class O (Mexico)	25	157
HDFC Bank Ltd. (India)	5	92
HDFC Bank Ltd., ADR (India)	33	1,930
Huntington Bancshares, Inc.	2	33
ICICI Bank Ltd. (India)	8	84
Itau Unibanco Holding SA, ADR (Brazil)	14	73
Jyske Bank A/S (Registered) (Denmark) *	6	318
KB Financial Group, Inc. (South Korea)	2	69
KBC Group NV (Belgium)	22	1,049
KeyCorp	2	26
Lloyds Banking Group plc (United Kingdom)	834	377
M&T Bank Corp.	5	940
Nordea Bank Abp (Finland)	110	942
NU Holdings Ltd., Class A (Brazil) *	5	22
Ping An Bank Co. Ltd., Class A (China)	27	45
PNC Financial Services Group, Inc. (The)	5	688
Qatar National Bank QPSC (Qatar)	13	69
Regions Financial Corp.	2	32
Saudi National Bank (The) (Saudi Arabia)	3	58

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
Sberbank of Russia PJSC (Russia) ‡ *	18	1
SCB X PCL (Thailand)	9	26
SCB X PCL, NVDR (Thailand)	9	24
ServisFirst Bancshares, Inc.	3	212
Signature Bank	2	297
SVB Financial Group *	2	590
TCS Group Holding plc, GDR (Russia) ‡ * (a)	—	—
Toronto-Dominion Bank (The) (Canada)	17	1,036
Truist Financial Corp.	61	2,638
UniCredit SpA (Italy)	37	373
US Bancorp	22	902
Wells Fargo & Co.	79	3,194
Western Alliance Bancorp	5	308
Wintrust Financial Corp.	3	227
Zions Bancorp NA	—	15
		27,317
Beverages — 1.2%
Brown-Forman Corp., Class B	—	21
Budweiser Brewing Co. APAC Ltd. (China) (a)	33	84
Carlsberg A/S, Class B (Denmark)	11	1,289
Coca-Cola Co. (The)	25	1,392
Constellation Brands, Inc., Class A	3	748
Diageo plc (United Kingdom)	88	3,708
Keurig Dr Pepper, Inc.	7	264
Kweichow Moutai Co. Ltd., Class A (China)	—	52
Molson Coors Beverage Co., Class B	—	4
Monster Beverage Corp. *	1	57
PepsiCo, Inc.	2	385
Pernod Ricard SA (France)	3	461
Wuliangye Yibin Co. Ltd., Class A (China)	2	43
		8,508
Biotechnology — 1.9%
AbbVie, Inc.	43	5,826
Alnylam Pharmaceuticals, Inc. *	2	494
Amgen, Inc.	1	207
Biogen, Inc. *	—	67
Exact Sciences Corp. *	5	145
Exelixis, Inc. *	15	232
Genmab A/S (Denmark) *	2	525
Gilead Sciences, Inc.	2	132
Horizon Therapeutics plc *	8	475
Incyte Corp. *	—	21
Moderna, Inc. *	1	68
Natera, Inc. *	5	215

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Biotechnology — continued
Regeneron Pharmaceuticals, Inc. *	6	4,256
Vertex Pharmaceuticals, Inc. *	3	865
		13,528
Building Products — 0.6%
Allegion plc	—	13
AO Smith Corp.	—	11
Carlisle Cos., Inc.	1	305
Carrier Global Corp.	2	51
Fortune Brands Home & Security, Inc.	10	511
Hayward Holdings, Inc. *	17	155
Johnson Controls International plc	1	58
Lennox International, Inc.	1	244
Masco Corp.	—	18
Simpson Manufacturing Co., Inc.	3	204
Trane Technologies plc	22	3,122
		4,692
Capital Markets — 2.0%
3i Group plc (United Kingdom)	18	217
Ameriprise Financial, Inc.	2	622
Bank of New York Mellon Corp. (The)	1	49
BlackRock, Inc.	3	1,437
Blackstone, Inc.	9	722
Cboe Global Markets, Inc.	2	277
Charles Schwab Corp. (The)	20	1,410
CME Group, Inc.	7	1,252
Deutsche Boerse AG (Germany)	6	943
Evercore, Inc., Class A	3	217
FactSet Research Systems, Inc.	1	306
Focus Financial Partners, Inc., Class A *	7	227
Franklin Resources, Inc.	—	10
Goldman Sachs Group, Inc. (The)	1	172
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	16	547
Intercontinental Exchange, Inc.	1	86
Intermediate Capital Group plc (United Kingdom)	9	94
Invesco Ltd.	9	121
KIWOOM Securities Co. Ltd. (South Korea)	—	24
LPL Financial Holdings, Inc.	2	367
MarketAxess Holdings, Inc.	—	14
Moelis & Co., Class A	6	211
Moody's Corp.	—	68
Morgan Stanley	24	1,882
Morningstar, Inc.	1	269
MSCI, Inc.	—	58
Nasdaq, Inc.	1	33
Northern Trust Corp.	4	314
Raymond James Financial, Inc.	—	33

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
S&P Global, Inc.	7	2,288
State Street Corp.	1	38
StepStone Group, Inc., Class A	10	250
T. Rowe Price Group, Inc.	3	298
XP, Inc., Class A (Brazil) *	2	44
		14,900
Chemicals — 0.9%
Aarti Industries Ltd. (India)	4	36
Air Products and Chemicals, Inc.	—	88
Albemarle Corp.	—	52
Arkema SA (France)	3	245
Axalta Coating Systems Ltd. *	17	347
Celanese Corp.	—	17
CF Industries Holdings, Inc.	—	33
Corteva, Inc.	1	70
Dow, Inc.	1	54
DuPont de Nemours, Inc.	1	43
Eastman Chemical Co.	14	1,005
Ecolab, Inc.	1	62
FMC Corp.	—	23
International Flavors & Fragrances, Inc.	1	40
LG Chem Ltd. (South Korea)	—	123
Linde plc (United Kingdom)	1	235
Linde plc (United Kingdom)	5	1,462
LyondellBasell Industries NV, Class A	1	33
Mosaic Co. (The)	1	25
Perimeter Solutions SA *	16	124
PPG Industries, Inc.	6	672
Sherwin-Williams Co. (The)	—	84
Shin-Etsu Chemical Co. Ltd. (Japan)	14	1,375
Skshu Paint Co. Ltd., Class A (China) *	4	51
Wanhua Chemical Group Co. Ltd., Class A (China)	5	62
Yunnan Energy New Material Co. Ltd. (China)	1	27
		6,388
Commercial Services & Supplies — 0.3%
Cintas Corp.	—	57
Copart, Inc. *	6	659
Driven Brands Holdings, Inc. *	10	284
IAA, Inc. *	6	197
MSA Safety, Inc.	3	310
Republic Services, Inc.	—	48
Ritchie Bros Auctioneers, Inc. (Canada)	4	217
Rollins, Inc.	—	14
Stericycle, Inc. *	5	220

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Commercial Services & Supplies — continued
Waste Connections, Inc.	3	328
Waste Management, Inc.	1	104
		2,438
Communications Equipment — 0.2%
Accton Technology Corp. (Taiwan)	6	52
Arista Networks, Inc. *	4	423
Cisco Systems, Inc.	12	463
CommScope Holding Co., Inc. *	11	103
F5, Inc. *	—	15
Juniper Networks, Inc.	1	14
Motorola Solutions, Inc.	—	64
Nokia OYJ (Finland)	104	447
		1,581
Construction & Engineering — 0.6%
Quanta Services, Inc.	8	1,071
Vinci SA (France)	36	2,897
WillScot Mobile Mini Holdings Corp. *	10	407
		4,375
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	2	520
Vulcan Materials Co.	4	687
		1,207
Consumer Finance — 0.3%
American Express Co.	11	1,547
Capital One Financial Corp.	8	733
Discover Financial Services	1	43
Shriram Transport Finance Co. Ltd. (India)	4	58
Synchrony Financial	1	24
		2,405
Containers & Packaging — 0.2%
Amcor plc	2	28
AptarGroup, Inc.	3	283
Avery Dennison Corp.	—	23
Ball Corp.	—	26
Crown Holdings, Inc.	3	213
International Paper Co.	1	20
Packaging Corp. of America	3	350
Sealed Air Corp.	—	11
Smurfit Kappa Group plc (Ireland)	9	248
Verallia SA (France) (a)	8	181
WestRock Co.	7	206
		1,589
Distributors — 0.1%
Genuine Parts Co.	—	35

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Distributors — continued
LKQ Corp.	8	343
Pool Corp.	1	377
		755
Diversified Consumer Services — 0.0% ^
Bright Horizons Family Solutions, Inc. *	4	236
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B *	7	1,816
Chailease Holding Co. Ltd. (Taiwan)	8	47
FirstRand Ltd. (South Africa)	22	74
Housing Development Finance Corp. Ltd. (India)	4	115
		2,052
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	12	187
Deutsche Telekom AG (Registered) (Germany)	33	568
Hellenic Telecommunications Organization SA (Greece)	3	45
Lumen Technologies, Inc.	2	12
Telkom Indonesia Persero Tbk. PT (Indonesia)	198	58
Verizon Communications, Inc.	46	1,749
		2,619
Electric Utilities — 1.1%
Alliant Energy Corp.	—	23
American Electric Power Co., Inc.	3	303
Constellation Energy Corp.	1	42
Duke Energy Corp.	2	141
Edison International	5	263
EDP - Energias do Brasil SA (Brazil)	13	51
Entergy Corp.	3	281
Evergy, Inc.	—	23
Eversource Energy	1	46
Exelon Corp.	2	64
FirstEnergy Corp.	1	36
Iberdrola SA (Spain)	81	756
NextEra Energy, Inc.	51	4,020
NRG Energy, Inc.	—	14
PG&E Corp. *	22	274
Pinnacle West Capital Corp.	—	12
PPL Corp.	1	32
Southern Co. (The)	2	124
Xcel Energy, Inc.	22	1,415
		7,920
Electrical Equipment — 0.8%
Alfen Beheer BV (Netherlands) * (a)	3	275
AMETEK, Inc.	5	625
Eaton Corp. plc	23	3,056
Emerson Electric Co.	1	74

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — continued
Generac Holdings, Inc. *	2	291
Hexatronic Group AB (Sweden)	26	239
Hubbell, Inc.	1	309
Rockwell Automation, Inc.	—	43
Schneider Electric SE	8	936
Shanghai Liangxin Electrical Co. Ltd., Class A (China)	24	39
		5,887
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	1	68
CDW Corp.	—	36
Cognex Corp.	7	268
Corning, Inc.	1	38
Jade Bird Fire Co. Ltd., Class A (China)	12	42
Keyence Corp. (Japan)	3	1,124
Keysight Technologies, Inc. *	3	482
Largan Precision Co. Ltd. (Taiwan)	1	52
TD SYNNEX Corp.	3	253
TE Connectivity Ltd. (Switzerland)	1	61
Teledyne Technologies, Inc. *	—	28
Trimble, Inc. *	1	23
Zebra Technologies Corp., Class A *	1	270
		2,745
Energy Equipment & Services — 0.3%
Aker Solutions ASA (Norway) (a)	63	219
Baker Hughes Co.	86	1,811
Halliburton Co.	2	38
Schlumberger NV	2	87
		2,155
Entertainment — 0.2%
Activision Blizzard, Inc.	1	91
Electronic Arts, Inc.	1	52
JYP Entertainment Corp. (South Korea)	1	49
Live Nation Entertainment, Inc. *	—	19
NCSoft Corp. (South Korea)	—	21
NetEase, Inc. (China)	6	94
Netflix, Inc. *	1	179
Take-Two Interactive Software, Inc. *	3	288
Walt Disney Co. (The) *	3	294
Warner Bros Discovery, Inc. *	4	43
		1,130
Equity Real Estate Investment Trusts (REITs) — 1.2%
Alexandria Real Estate Equities, Inc.	—	36
American Homes 4 Rent, Class A	9	307
American Tower Corp.	1	171
Apple Hospitality REIT, Inc.	11	149

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Equity Real Estate Investment Trusts (REITs) — continued
AvalonBay Communities, Inc.	—	44
Boston Properties, Inc.	—	18
Brixmor Property Group, Inc.	15	276
Camden Property Trust	—	22
Crown Castle, Inc.	1	107
CubeSmart	6	237
Digital Realty Trust, Inc.	—	49
Duke Realty Corp.	1	31
EastGroup Properties, Inc.	2	306
Equinix, Inc.	—	89
Equity Residential	1	39
Essex Property Trust, Inc.	—	27
Extra Space Storage, Inc.	—	39
Federal Realty OP LP	3	226
Healthpeak Properties, Inc.	1	21
Host Hotels & Resorts, Inc.	1	19
Invitation Homes, Inc.	1	34
Iron Mountain, Inc.	1	22
JBG SMITH Properties	8	154
Kimco Realty Corp.	21	385
Lamar Advertising Co., Class A	2	190
Mid-America Apartment Communities, Inc.	4	594
National Retail Properties, Inc.	6	254
Outfront Media, Inc.	14	209
Prologis, Inc.	27	2,742
Public Storage	1	272
Rayonier, Inc.	9	271
Realty Income Corp.	1	61
Regency Centers Corp.	—	13
Ryman Hospitality Properties, Inc.	2	142
SBA Communications Corp.	—	51
Simon Property Group, Inc.	1	53
Sun Communities, Inc.	4	553
UDR, Inc.	1	22
Ventas, Inc.	1	28
VICI Properties, Inc.	1	41
Vornado Realty Trust	—	6
Welltower, Inc.	3	163
Weyerhaeuser Co.	17	494
		8,967
Food & Staples Retailing — 0.6%
Albertsons Cos., Inc., Class A	8	192
Alimentation Couche-Tard, Inc. (Canada)	15	616
Bid Corp. Ltd. (South Africa)	3	48
BJ's Wholesale Club Holdings, Inc. *	5	336
Casey's General Stores, Inc.	1	246
Clicks Group Ltd. (South Africa)	4	63

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food & Staples Retailing — continued
Costco Wholesale Corp.	1	358
Dino Polska SA (Poland) * (a)	1	58
Koninklijke Ahold Delhaize NV (Netherlands)	29	749
Kroger Co. (The)	1	49
Moran Foods Backstop Equity ‡ *	3	8
Performance Food Group Co. *	7	291
Raia Drogasil SA (Brazil)	15	61
Sysco Corp.	4	273
Walgreens Boots Alliance, Inc.	1	39
Wal-Mart de Mexico SAB de CV (Mexico)	133	469
Walmart, Inc.	3	316
X5 Retail Group NV, GDR (Russia) ‡ (a)	1	—
		4,172
Food Products — 0.7%
Angel Yeast Co. Ltd., Class A (China)	6	36
Archer-Daniels-Midland Co.	1	77
Britannia Industries Ltd. (India)	1	62
Campbell Soup Co.	—	14
Chongqing Fuling Zhacai Group Co. Ltd., Class A (China)	9	35
Conagra Brands, Inc.	1	27
Foshan Haitian Flavouring & Food Co. Ltd., Class A (China)	6	71
General Mills, Inc.	1	78
Hershey Co. (The)	—	54
Hormel Foods Corp.	1	22
Inner Mongolia Yili Industrial Group Co. Ltd., Class A (China)	14	65
JM Smucker Co. (The)	—	16
Kellogg Co.	1	30
Kraft Heinz Co. (The)	13	415
Lamb Weston Holdings, Inc.	3	264
McCormick & Co., Inc. (Non-Voting)	—	31
Mondelez International, Inc., Class A	2	129
Nestle SA (Registered)	29	3,150
Post Holdings, Inc. *	5	390
Tongwei Co. Ltd., Class A (China)	6	38
Tyson Foods, Inc., Class A	1	33
		5,037
Gas Utilities — 0.0% ^
Atmos Energy Corp.	3	268
Kunlun Energy Co. Ltd. (China)	66	48
		316
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	3	294
ABIOMED, Inc. *	—	19
Align Technology, Inc. *	—	26
Baxter International, Inc.	1	46
Becton Dickinson and Co.	1	109

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Boston Scientific Corp. *	88	3,424
Coloplast A/S, Class B (Denmark)	4	444
Cooper Cos., Inc. (The)	2	452
Dentsply Sirona, Inc.	—	10
Dexcom, Inc. *	5	430
Edwards Lifesciences Corp. *	1	88
Hologic, Inc. *	1	27
Hoya Corp. (Japan)	14	1,359
ICU Medical, Inc. *	1	208
IDEXX Laboratories, Inc. *	—	48
Insulet Corp. *	2	352
Intuitive Surgical, Inc. *	9	1,615
Medtronic plc	5	390
QuidelOrtho Corp. *	2	172
ResMed, Inc.	—	55
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (China)	1	50
STERIS plc	2	310
Stryker Corp.	1	117
Teleflex, Inc.	—	16
Zimmer Biomet Holdings, Inc.	12	1,236
		11,297
Health Care Providers & Services — 1.7%
AmerisourceBergen Corp.	4	546
Apollo Hospitals Enterprise Ltd. (India)	1	69
Cardinal Health, Inc.	—	22
Centene Corp. *	11	863
Chemed Corp.	1	263
Cigna Corp.	2	424
CVS Health Corp.	9	822
DaVita, Inc. *	—	8
Elevance Health, Inc.	—	187
Encompass Health Corp.	6	283
HCA Healthcare, Inc.	2	403
HealthEquity, Inc. *	4	260
Henry Schein, Inc. *	—	15
Humana, Inc.	—	103
Laboratory Corp. of America Holdings	2	315
McKesson Corp.	2	697
Molina Healthcare, Inc. *	1	337
NMC Health plc (United Arab Emirates) ‡ *	1	—(b)
Quest Diagnostics, Inc.	—	25
UnitedHealth Group, Inc.	13	6,623
Universal Health Services, Inc., Class B	—	10
		12,275

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Technology — 0.0% ^
Certara, Inc. *	11	138
Definitive Healthcare Corp. *	8	127
		265
Hotels, Restaurants & Leisure — 1.5%
Aramark	11	344
Booking Holdings, Inc. *	1	1,872
Caesars Entertainment, Inc. *	—	12
Carnival Corp. *	2	12
Chipotle Mexican Grill, Inc. *	—	69
Darden Restaurants, Inc.	—	26
Domino's Pizza, Inc.	—	19
Expedia Group, Inc. *	—	24
H World Group Ltd. (China)	14	48
Hilton Worldwide Holdings, Inc.	5	630
Las Vegas Sands Corp. *	1	22
Marriott International, Inc., Class A	16	2,179
McDonald's Corp.	17	3,912
MGM Resorts International	1	17
Norwegian Cruise Line Holdings Ltd. *	1	8
Penn Entertainment, Inc. *	—	7
Planet Fitness, Inc., Class A *	4	223
Royal Caribbean Cruises Ltd. *	6	237
Sands China Ltd. (Macau) *	13	32
Starbucks Corp.	2	165
Texas Roadhouse, Inc.	3	234
Vail Resorts, Inc.	1	323
Wendy's Co. (The)	14	256
Wynn Resorts Ltd. *	—	11
Yum! Brands, Inc.	—	52
		10,734
Household Durables — 0.3%
DR Horton, Inc.	1	37
Garmin Ltd.	3	253
Haier Smart Home Co. Ltd., Class H (China)	30	91
Lennar Corp., Class A	1	32
Mohawk Industries, Inc. *	3	243
Newell Brands, Inc.	16	226
NVR, Inc. *	—	24
Persimmon plc (United Kingdom)	19	259
PulteGroup, Inc.	—	15
Sony Group Corp. (Japan)	10	664
Taylor Wimpey plc (United Kingdom)	142	138
Whirlpool Corp.	—	13
		1,995
Household Products — 0.3%
Church & Dwight Co., Inc.	—	30

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Products — continued
Clorox Co. (The)	—	27
Colgate-Palmolive Co.	2	100
Energizer Holdings, Inc.	7	168
Kimberly-Clark Corp.	1	65
Procter & Gamble Co. (The)	7	931
Reckitt Benckiser Group plc (United Kingdom)	6	389
Reynolds Consumer Products, Inc.	8	219
		1,929
Independent Power and Renewable Electricity Producers — 0.3%
ACEN Corp. (Philippines)	5	—
AES Corp. (The)	1	26
China Longyuan Power Group Corp. Ltd., Class H (China)	23	29
Corp. ACCIONA Energias Renovables SA (Spain)	8	294
RWE AG (Germany)	40	1,485
		1,834
Industrial Conglomerates — 0.1%
3M Co.	1	107
General Electric Co.	2	116
Honeywell International, Inc.	3	480
		703
Insurance — 2.0%
Aflac, Inc.	1	57
AIA Group Ltd. (Hong Kong)	199	1,654
Alleghany Corp. *	—	338
Allianz SE (Registered) (Germany)	9	1,382
Allstate Corp. (The)	—	58
American International Group, Inc.	4	179
Aon plc, Class A	—	97
Arthur J Gallagher & Co.	7	1,196
Assurant, Inc.	—	5
Brown & Brown, Inc.	—	24
Chubb Ltd.	3	503
Cincinnati Financial Corp.	—	25
CNA Financial Corp.	3	128
Everest Re Group Ltd.	—	17
Fairfax Financial Holdings Ltd. (Canada)	1	308
Globe Life, Inc.	—	15
Hartford Financial Services Group, Inc. (The)	5	315
HDFC Life Insurance Co. Ltd. (India) (a)	10	63
ICICI Prudential Life Insurance Co. Ltd. (India) (a)	5	35
Kinsale Capital Group, Inc.	1	252
Lincoln National Corp.	—	12
Loews Corp.	14	698
Marsh & McLennan Cos., Inc.	2	237
MetLife, Inc.	1	72
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	2	444

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
NN Group NV (Netherlands)	10	378
Ping An Insurance Group Co. of China Ltd., Class H (China)	11	55
Ping An Insurance Group Co. of China Ltd., Class H (China)	7	32
Porto Seguro SA (Brazil)	10	37
Principal Financial Group, Inc.	—	28
Progressive Corp. (The)	33	3,861
Prudential Financial, Inc.	1	55
Prudential plc (Hong Kong)	6	60
RLI Corp.	3	264
Sanlam Ltd. (South Africa)	13	36
Tokio Marine Holdings, Inc. (Japan)	28	491
Travelers Cos., Inc. (The)	5	768
Willis Towers Watson plc	—	38
WR Berkley Corp.	—	23
Zurich Insurance Group AG (Switzerland)	2	661
		14,901
Interactive Media & Services — 1.7%
Alphabet, Inc., Class A *	43	4,074
Alphabet, Inc., Class C *	38	3,610
Bumble, Inc., Class A *	15	325
IAC, Inc. *	4	204
Kanzhun Ltd., ADR (China) *	2	26
Match Group, Inc. *	—	23
Meta Platforms, Inc., Class A *	23	3,183
NAVER Corp. (South Korea)	—	44
Snap, Inc., Class A *	9	93
Tencent Holdings Ltd. (China)	34	1,145
Twitter, Inc. *	1	50
		12,777
Internet & Direct Marketing Retail — 1.7%
Alibaba Group Holding Ltd. (China) *	21	206
Amazon.com, Inc. *	102	11,471
Delivery Hero SE (South Korea) * (a)	7	251
eBay, Inc.	1	35
Etsy, Inc. *	—	21
JD.com, Inc., Class A (China)	5	131
Meituan (China) * (a)	9	198
MYT Holding Co. ‡ *	37	29
		12,342
IT Services — 1.6%
Accenture plc, Class A	1	278
Akamai Technologies, Inc. *	—	15
Automatic Data Processing, Inc.	1	160
Broadridge Financial Solutions, Inc.	2	238
Capgemini SE (France)	13	2,153
Cognizant Technology Solutions Corp., Class A	1	51

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
IT Services — continued
DXC Technology Co. *	—	10
EPAM Systems, Inc. *	—	94
Fidelity National Information Services, Inc.	1	79
Fiserv, Inc. *	1	102
FleetCor Technologies, Inc. *	1	231
Gartner, Inc. *	—	37
Genpact Ltd.	1	38
Global Payments, Inc.	4	465
Globant SA *	2	381
Infosys Ltd. (India)	2	38
Infosys Ltd., ADR (India)	7	112
International Business Machines Corp.	4	475
Jack Henry & Associates, Inc.	1	198
Mastercard, Inc., Class A	18	4,969
MongoDB, Inc. *	1	218
Paychex, Inc.	1	61
PayPal Holdings, Inc. *	2	170
SS&C Technologies Holdings, Inc.	5	229
VeriSign, Inc. *	—	24
Visa, Inc., Class A	3	497
WEX, Inc. *	2	286
		11,609
Leisure Products — 0.0% ^
Brunswick Corp.	4	284
Hasbro, Inc.	—	15
		299
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	1	62
Bio-Rad Laboratories, Inc., Class A *	—	12
Bio-Techne Corp.	—	18
Charles River Laboratories International, Inc. *	—	17
Danaher Corp.	1	289
Illumina, Inc. *	—	51
IQVIA Holdings, Inc. *	—	57
Lonza Group AG (Registered) (Switzerland)	1	503
Mettler-Toledo International, Inc. *	1	388
PerkinElmer, Inc.	—	26
Pharmaron Beijing Co. Ltd., Class H (China) (a)	5	26
Syneos Health, Inc. *	5	219
Thermo Fisher Scientific, Inc.	2	885
Waters Corp. *	—	27
West Pharmaceutical Services, Inc.	1	280
Wuxi Biologics Cayman, Inc. (China) * (a)	12	71
		2,931
Machinery — 1.5%
Atlas Copco AB, Class A (Sweden)	55	511

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Caterpillar, Inc.	1	149
Cummins, Inc.	—	49
Deere & Co.	9	3,153
Douglas Dynamics, Inc.	5	130
Dover Corp.	4	421
FANUC Corp. (Japan)	4	618
Fortive Corp.	1	35
Han's Laser Technology Industry Group Co. Ltd., Class A (China)	12	42
Hillman Solutions Corp. *	25	192
IDEX Corp.	1	257
Illinois Tool Works, Inc.	1	89
Ingersoll Rand, Inc.	25	1,099
ITT, Inc.	3	187
Jiangsu Hengli Hydraulic Co. Ltd., Class A (China)	5	32
Lincoln Electric Holdings, Inc.	3	358
Middleby Corp. (The) *	2	200
Nordson Corp.	1	286
Otis Worldwide Corp.	1	46
PACCAR, Inc.	1	50
Parker-Hannifin Corp.	—	54
Pentair plc	—	11
RBC Bearings, Inc. *	1	284
Snap-on, Inc.	1	167
Stanley Black & Decker, Inc.	—	19
Techtronic Industries Co. Ltd. (Hong Kong)	7	62
Timken Co. (The)	3	153
Toro Co. (The)	8	698
Volvo AB, Class B (Sweden)	105	1,483
Westinghouse Air Brake Technologies Corp.	—	25
Xylem, Inc.	—	27
		10,887
Media — 0.3%
Charter Communications, Inc., Class A *	3	1,002
Comcast Corp., Class A	8	223
DISH Network Corp., Class A *	1	19
Fox Corp., Class A	1	16
Fox Corp., Class B	—	7
Interpublic Group of Cos., Inc. (The)	1	17
Liberty Broadband Corp., Class C *	3	227
Liberty Media Corp.-Liberty SiriusXM, Class C *	8	300
News Corp., Class A	1	9
News Corp., Class B	—	3
Nexstar Media Group, Inc., Class A	1	137
Omnicom Group, Inc.	—	22
Paramount Global, Class B	1	16
		1,998

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Metals & Mining — 0.5%
Anglo American plc (South Africa)	18	528
AngloGold Ashanti Ltd., ADR (Tanzania, United Republic of)	—	4
AngloGold Ashanti Ltd. (Tanzania, United Republic of)	1	16
Baoshan Iron & Steel Co. Ltd., Class A (China)	59	43
BHP Group Ltd. (Australia)	37	918
Freeport-McMoRan, Inc.	13	360
Gerdau SA (Preference) (Brazil)	9	40
Glencore plc (Australia)	123	644
Magnitogorsk Iron & Steel Works PJSC, GDR (Russia) ‡	1	—
MMC Norilsk Nickel PJSC (Russia) ‡	—	2
MMC Norilsk Nickel PJSC, ADR (Russia) ‡	—	—
Newmont Corp.	1	57
Nucor Corp.	1	48
Rio Tinto plc (Australia)	14	750
Severstal PAO, GDR (Russia) ‡ (a)	2	1
Zijin Mining Group Co. Ltd., Class H (China)	42	41
		3,452
Multiline Retail — 0.3%
Dollar General Corp.	5	1,189
Dollar Tree, Inc. *	—	49
Target Corp.	7	1,065
		2,303
Multi-Utilities — 0.2%
Ameren Corp.	—	36
CenterPoint Energy, Inc.	1	30
Centrica plc (United Kingdom) *	360	282
CMS Energy Corp.	—	29
Consolidated Edison, Inc.	1	52
Dominion Energy, Inc.	1	99
DTE Energy Co.	—	38
Engie SA (France)	33	384
NiSource, Inc.	1	14
Public Service Enterprise Group, Inc.	1	48
Sempra Energy	1	81
WEC Energy Group, Inc.	1	48
		1,141
Oil, Gas & Consumable Fuels — 2.5%
APA Corp.	1	19
BP plc (United Kingdom)	439	2,096
Cheniere Energy, Inc.	3	576
Chesapeake Energy Corp.	—	6
Chevron Corp.	20	2,882
ConocoPhillips	20	2,048
Coterra Energy, Inc.	17	457
Devon Energy Corp.	1	63
Diamondback Energy, Inc.	2	244

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
EOG Resources, Inc.	9	987
EQT Corp.	1	26
Equinor ASA (Norway)	10	337
Exxon Mobil Corp.	7	624
Gazprom PJSC, ADR (Russia) ‡ *	14	2
Hess Corp.	—	52
Kinder Morgan, Inc.	27	446
Marathon Oil Corp.	1	26
Marathon Petroleum Corp.	3	274
Neste OYJ (Finland)	6	279
Novatek PJSC (Russia) ‡	1	—
Occidental Petroleum Corp.	1	78
ONEOK, Inc.	1	39
Petroleo Brasileiro SA (Preference) (Brazil)	30	165
Petronet LNG Ltd. (India)	19	47
Phillips 66	5	423
Pioneer Natural Resources Co.	5	1,103
PTT Exploration & Production PCL (Thailand)	13	57
Reliance Industries Ltd. (India)	5	152
Rosneft Oil Co. PJSC (Russia) ‡	5	1
Shell plc (Netherlands)	63	1,558
S-Oil Corp. (South Korea)	1	41
Thai Oil PCL (Thailand)	57	77
TotalEnergies SE (France)	41	1,946
Valero Energy Corp.	1	72
Williams Cos., Inc. (The)	15	417
Woodside Energy Group Ltd. (Australia)	19	382
		18,002
Paper & Forest Products — 0.0% ^
Suzano SA (Brazil)	5	45
Personal Products — 0.2%
BellRing Brands, Inc. *	6	124
Estee Lauder Cos., Inc. (The), Class A	2	498
Hindustan Unilever Ltd. (India)	4	112
LG H&H Co. Ltd. (South Korea)	—	27
L'Oreal SA (France)	2	761
		1,522
Pharmaceuticals — 2.6%
AstraZeneca plc (United Kingdom)	4	474
Bayer AG (Registered) (Germany)	9	414
Bristol-Myers Squibb Co.	70	5,010
Catalent, Inc. *	9	630
Eli Lilly & Co.	3	983
Jazz Pharmaceuticals plc *	3	446
Johnson & Johnson	8	1,350
Merck & Co., Inc.	8	670

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — continued
Novartis AG (Registered) (Switzerland)	12	930
Novo Nordisk A/S, Class B (Denmark)	38	3,749
Organon & Co.	4	88
Pfizer, Inc.	10	420
Roche Holding AG	7	2,354
Royalty Pharma plc, Class A	12	489
Sanofi (France)	8	570
Viatris, Inc.	2	19
Zoetis, Inc.	1	119
		18,715
Professional Services — 0.4%
CoStar Group, Inc. *	1	47
Equifax, Inc.	2	326
First Advantage Corp. *	11	146
Jacobs Solutions, Inc.	—	24
Leidos Holdings, Inc.	8	666
Nielsen Holdings plc	1	17
RELX plc (United Kingdom)	17	417
RELX plc (United Kingdom)	33	803
Robert Half International, Inc.	—	14
TransUnion	4	249
Verisk Analytics, Inc.	—	45
		2,754
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	5	316
China Resources Land Ltd. (China)	12	47
Cushman & Wakefield plc *	16	189
		552
Road & Rail — 0.9%
Canadian National Railway Co. (Canada)	10	1,063
CSX Corp.	4	98
JB Hunt Transport Services, Inc.	—	22
Knight-Swift Transportation Holdings, Inc.	5	227
Landstar System, Inc.	2	273
Localiza Rent a Car SA (Brazil)	6	63
Lyft, Inc., Class A *	7	98
Norfolk Southern Corp.	11	2,401
Old Dominion Freight Line, Inc.	1	279
Uber Technologies, Inc. *	63	1,671
Union Pacific Corp.	1	209
		6,404
Semiconductors & Semiconductor Equipment — 2.8%
Advanced Micro Devices, Inc. *	23	1,431
Allegro MicroSystems, Inc. (Japan) *	8	176
Analog Devices, Inc.	14	1,980

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Applied Materials, Inc.	1	123
ASM International NV (Netherlands)	1	271
ASML Holding NV (Netherlands)	5	1,906
ASML Holding NV (Registered), NYRS (Netherlands)	1	238
ASPEED Technology, Inc. (Taiwan)	1	56
Broadcom, Inc.	1	309
Enphase Energy, Inc. *	—	63
Entegris, Inc.	6	463
Global Unichip Corp. (Taiwan)	4	75
Intel Corp.	7	181
KLA Corp.	—	73
Lam Research Corp.	1	429
Marvell Technology, Inc.	8	330
Microchip Technology, Inc.	1	57
Micron Technology, Inc.	2	95
Monolithic Power Systems, Inc.	—	22
NVIDIA Corp.	10	1,173
NXP Semiconductors NV (China)	30	4,402
ON Semiconductor Corp. *	1	46
Power Integrations, Inc.	5	298
Qorvo, Inc. *	—	14
QUALCOMM, Inc.	8	903
Realtek Semiconductor Corp. (Taiwan)	4	35
Silergy Corp. (China)	3	41
SK Hynix, Inc. (South Korea)	2	118
Skyworks Solutions, Inc.	—	23
SolarEdge Technologies, Inc. *	1	363
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	27	1,827
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	50	664
Teradyne, Inc.	7	560
Texas Instruments, Inc.	4	695
Tokyo Electron Ltd. (Japan)	3	690
Wolfspeed, Inc. *	4	390
Xinyi Solar Holdings Ltd. (China)	40	42
		20,562
Software — 3.6%
Adobe, Inc. *	1	222
ANSYS, Inc. *	—	33
Atlassian Corp. plc, Class A *	1	322
Autodesk, Inc. *	—	69
Black Knight, Inc. *	4	257
Cadence Design Systems, Inc. *	—	76
Ceridian HCM Holding, Inc. *	—	13
Clearwater Analytics Holdings, Inc., Class A *	12	201
Confluent, Inc., Class A *	14	328
Crowdstrike Holdings, Inc., Class A *	2	337
Envestnet, Inc. *	3	145

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Fortinet, Inc. *	1	55
Guidewire Software, Inc. *	3	160
HubSpot, Inc. *	1	227
Intuit, Inc.	6	2,365
Kingdee International Software Group Co. Ltd. (China) *	24	31
Manhattan Associates, Inc. *	2	250
Microsoft Corp.	72	16,796
nCino, Inc. *	5	183
NortonLifeLock, Inc.	1	20
Oracle Corp.	3	163
Palo Alto Networks, Inc. *	5	793
Paycom Software, Inc. *	—	27
PTC, Inc. *	—	18
Q2 Holdings, Inc. *	5	157
Roper Technologies, Inc.	—	65
Salesforce, Inc. *	2	245
ServiceNow, Inc. *	2	640
Synopsys, Inc. *	2	668
Trade Desk, Inc. (The), Class A *	5	299
Tyler Technologies, Inc. *	1	317
Zoom Video Communications, Inc., Class A *	6	429
Zscaler, Inc. *	2	268
		26,179
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	—	16
AutoZone, Inc. *	—	615
Bath & Body Works, Inc.	6	209
Best Buy Co., Inc.	3	166
Burlington Stores, Inc. *	4	505
CarMax, Inc. *	4	262
Dick's Sporting Goods, Inc.	3	285
Gap, Inc. (The)	10	82
Home Depot, Inc. (The)	2	652
JD Sports Fashion plc (United Kingdom)	124	137
Lojas Renner SA (Brazil) *	18	92
Lowe's Cos., Inc.	6	1,103
Murphy USA, Inc.	1	245
National Vision Holdings, Inc. *	5	148
O'Reilly Automotive, Inc. *	1	419
Ross Stores, Inc.	18	1,502
TJX Cos., Inc. (The)	2	125
Tractor Supply Co.	2	445
Ulta Beauty, Inc. *	—	32
		7,040
Technology Hardware, Storage & Peripherals — 1.8%
Advantech Co. Ltd. (Taiwan)	5	43

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — continued
Apple, Inc.	80	11,058
Hewlett Packard Enterprise Co.	2	27
HP, Inc.	2	44
NetApp, Inc.	—	23
Samsung Electronics Co. Ltd. (South Korea)	41	1,500
Seagate Technology Holdings plc	9	499
Western Digital Corp. *	1	17
		13,211
Textiles, Apparel & Luxury Goods — 1.1%
adidas AG (Germany)	3	371
Carter's, Inc.	2	122
Columbia Sportswear Co.	4	250
Eclat Textile Co. Ltd. (Taiwan)	3	38
HUGO BOSS AG (Germany)	7	329
LVMH Moet Hennessy Louis Vuitton SE (France)	8	4,817
New Wave Group AB, Class B (Sweden)	10	135
NIKE, Inc., Class B	24	2,020
PVH Corp.	—	3
Ralph Lauren Corp.	3	218
Shenzhou International Group Holdings Ltd. (China)	4	33
Tapestry, Inc.	1	12
VF Corp.	1	17
		8,365
Tobacco — 0.1%
Altria Group, Inc.	3	124
Philip Morris International, Inc.	6	516
		640
Trading Companies & Distributors — 0.2%
Ashtead Group plc (United Kingdom)	6	295
Brenntag SE (Germany)	7	399
Fastenal Co.	1	45
Ferguson plc	6	583
United Rentals, Inc. *	—	32
WW Grainger, Inc.	—	34
		1,388
Transportation Infrastructure — 0.0% ^
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Mexico)	6	79
Grupo Aeroportuario del Sureste SAB de CV, Class B (Mexico)	4	76
		155
Water Utilities — 0.0% ^
American Water Works Co., Inc.	—	40

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	13	1,743
Vodacom Group Ltd. (South Africa)	5	33
		1,776
Total Common Stocks (Cost $353,410)		391,817
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 13.6%
U.S. Treasury Bonds
1.13%, 8/15/2040	14,700	9,106
2.75%, 11/15/2042	2,400	1,944
1.25%, 5/15/2050	11,000	6,157
U.S. Treasury Notes
1.38%, 10/15/2022	8,000	7,996
0.13%, 1/31/2023 (c)	13,457	13,301
0.13%, 3/31/2023	5,000	4,908
0.13%, 8/31/2023	4,000	3,852
0.25%, 6/15/2024	8,000	7,472
0.25%, 8/31/2025	12,500	11,135
0.88%, 9/30/2026	4,000	3,519
3.13%, 8/31/2027	6,630	6,360
0.38%, 9/30/2027	9,300	7,759
1.25%, 4/30/2028	1,800	1,549
1.25%, 9/30/2028	1,000	851
3.13%, 8/31/2029	6,545	6,212
0.63%, 5/15/2030	2,000	1,575
1.38%, 11/15/2031	3,500	2,844
1.88%, 2/15/2032	3,000	2,542
Total U.S. Treasury Obligations (Cost $108,557)		99,082
	SHARES (000)
Investment Companies — 12.3%
Fixed Income — 10.2%
JPMorgan Core Bond Fund Class R6 Shares (d)	7,379	74,310
U.S. Equity — 2.1%
JPMorgan Large Cap Value Fund Class R6 Shares (d)	919	15,344
Total Investment Companies (Cost $105,753)		89,654

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 7.3%
Aerospace & Defense — 0.2%
Boeing Co. (The)
5.15%, 5/1/2030	910	842
5.71%, 5/1/2040	200	174
Raytheon Technologies Corp. 4.13%, 11/16/2028	370	346
		1,362
Auto Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	33	24
Automobiles — 0.2%
General Motors Co. 6.13%, 10/1/2025	350	350
Hyundai Capital America 0.80%, 1/8/2024 (e)	640	602
Nissan Motor Co. Ltd. (Japan)
4.35%, 9/17/2027 (e)	200	173
4.81%, 9/17/2030 (e)	300	243
		1,368
Banks — 1.7%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (e) (f)	400	317
AIB Group plc (Ireland) 4.75%, 10/12/2023 (e)	200	197
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (e)	200	190
Banco Santander SA (Spain) 2.75%, 12/3/2030	600	424
Bank of America Corp.
(SOFR + 0.96%), 1.73%, 7/22/2027 (f)	1,860	1,596
(ICE LIBOR USD 3 Month + 3.15%), 4.08%, 3/20/2051 (f)	400	302
Bank of New Zealand (New Zealand) 2.00%, 2/21/2025 (e)	500	465
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.30%, 8/9/2026 (f)	200	192
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (f)	300	217
BNP Paribas SA (France)
4.63%, 3/13/2027 (e)	200	185
(SOFR + 1.51%), 3.05%, 1/13/2031 (e) (f)	300	239
Citigroup, Inc. (SOFR + 3.91%), 4.41%, 3/31/2031 (f)	1,600	1,435
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (e) (f)	250	213
Credit Agricole SA (France) (SOFR + 1.68%), 1.91%, 6/16/2026 (e) (f)	500	447
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.60%, 3/30/2028 (e) (f)	200	166
Fifth Third Bancorp (SOFRINDX + 2.13%), 4.77%, 7/28/2030 (f)	400	374
HSBC Holdings plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (f)	900	849
KeyCorp (SOFR + 1.25%), 3.88%, 5/23/2025 (f)	31	30
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	450	411
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.19%, 2/25/2025	300	278
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (f)	200	173
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (e)	400	394
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (f)	400	336
Nordea Bank Abp (Finland) 1.50%, 9/30/2026 (e)	300	256

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Societe Generale SA (France) 2.63%, 1/22/2025 (e)	650	601
Standard Chartered plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (e) (f)	500	460
Sumitomo Mitsui Financial Group, Inc. (Japan) 3.04%, 7/16/2029	500	420
Toronto-Dominion Bank (The) (Canada) 3.77%, 6/6/2025	200	193
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (e) (f)	217	154
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (f)	540	489
(SOFR + 2.10%), 4.90%, 7/25/2033 (f)	400	369
Westpac Banking Corp. (Australia) (USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (f)	300	274
		12,646
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.44%, 10/6/2048	440	357
Constellation Brands, Inc. 2.88%, 5/1/2030	300	249
Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	250	171
		777
Biotechnology — 0.1%
AbbVie, Inc.
3.20%, 11/21/2029	440	385
4.05%, 11/21/2039	100	81
Amgen, Inc.
3.15%, 2/21/2040	100	72
4.20%, 2/22/2052	98	77
4.88%, 3/1/2053	41	36
Biogen, Inc. 2.25%, 5/1/2030	300	236
		887
Capital Markets — 0.7%
Ameriprise Financial, Inc. 3.70%, 10/15/2024	230	224
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	300	281
Credit Suisse Group AG (Switzerland)
(SOFR + 2.04%), 2.19%, 6/5/2026 (e) (f)	650	565
(SOFR + 1.73%), 3.09%, 5/14/2032 (e) (f)	252	177
Deutsche Bank AG (Germany)
(SOFR + 1.32%), 2.55%, 1/7/2028 (f)	350	284
(SOFR + 1.72%), 3.04%, 5/28/2032 (f)	150	108
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (f)	1,170	1,058
(SOFR + 1.51%), 3.21%, 4/22/2042 (f)	400	271
Macquarie Group Ltd. (Australia) (SOFR + 1.44%), 2.69%, 6/23/2032 (e) (f)	400	301
Morgan Stanley
4.00%, 7/23/2025	1,110	1,074
(SOFR + 1.49%), 3.22%, 4/22/2042 (f)	250	174
Nomura Holdings, Inc. (Japan) 2.33%, 1/22/2027	250	215

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
UBS Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (e) (f)	200	164
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (e) (f)	250	186
		5,082
Chemicals — 0.1%
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (e)	240	184
LyondellBasell Industries NV 4.63%, 2/26/2055	200	150
RPM International, Inc. 2.95%, 1/15/2032	34	26
		360
Construction & Engineering — 0.0% ^
Quanta Services, Inc.
2.90%, 10/1/2030	100	80
2.35%, 1/15/2032	103	76
		156
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc. Series CB, 2.50%, 3/15/2030	300	241
Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland) 1.75%, 1/30/2026	450	385
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (e)	350	340
2.13%, 2/21/2026 (e)	750	630
4.25%, 4/15/2026 (e)	400	359
Capital One Financial Corp.
(SOFR + 1.37%), 4.17%, 5/9/2025 (f)	106	103
3.80%, 1/31/2028	300	271
		2,088
Containers & Packaging — 0.0% ^
WRKCo, Inc. 3.90%, 6/1/2028	300	276
Diversified Financial Services — 0.0% ^
Corebridge Financial, Inc. 4.40%, 4/5/2052 (e)	123	93
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
1.65%, 2/1/2028	720	592
3.65%, 9/15/2059	140	91
Verizon Communications, Inc. 3.15%, 3/22/2030	300	255
		938
Electric Utilities — 0.6%
Appalachian Power Co. Series AA, 2.70%, 4/1/2031	250	200
Duke Energy Corp. 3.75%, 9/1/2046	440	312
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (e)	246	188
Entergy Louisiana LLC 2.35%, 6/15/2032	440	341
Eversource Energy 2.90%, 3/1/2027	200	182
Exelon Corp. 4.05%, 4/15/2030	440	399
Fells Point Funding Trust 3.05%, 1/31/2027 (e)	390	347

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
ITC Holdings Corp. 4.95%, 9/22/2027 (e)	72	70
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (e)	304	241
NRG Energy, Inc. 2.45%, 12/2/2027 (e)	300	246
OGE Energy Corp. 0.70%, 5/26/2023	23	22
Pacific Gas and Electric Co.
3.25%, 2/16/2024	250	241
4.95%, 7/1/2050	300	220
Southern California Edison Co. Series C, 4.13%, 3/1/2048	440	327
Southern Co. (The) Series A, 3.70%, 4/30/2030	370	326
Virginia Electric and Power Co. 4.45%, 2/15/2044	100	84
Xcel Energy, Inc. 3.40%, 6/1/2030	300	260
		4,006
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	56	52
Equity Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc. 2.95%, 3/15/2034	227	175
American Tower Corp.
1.45%, 9/15/2026	272	232
2.90%, 1/15/2030	300	247
Boston Properties LP 2.90%, 3/15/2030	300	241
Brixmor Operating Partnership LP 4.13%, 5/15/2029	250	217
Corporate Office Properties LP 2.00%, 1/15/2029	226	170
Crown Castle, Inc. 4.45%, 2/15/2026	370	357
Equinix, Inc. 2.00%, 5/15/2028	213	174
Extra Space Storage LP 2.35%, 3/15/2032	150	111
Healthcare Realty Holdings LP 2.00%, 3/15/2031	300	220
Healthpeak Properties, Inc. 2.13%, 12/1/2028	43	35
Kilroy Realty LP 2.65%, 11/15/2033	120	84
Life Storage LP 2.20%, 10/15/2030	250	190
Mid-America Apartments LP 4.20%, 6/15/2028	200	186
Office Properties Income Trust
2.65%, 6/15/2026	37	28
2.40%, 2/1/2027	112	81
3.45%, 10/15/2031	73	44
Physicians Realty LP 2.63%, 11/1/2031	74	56
Realty Income Corp. 3.25%, 1/15/2031	300	256
Regency Centers LP 3.60%, 2/1/2027	300	279
Sabra Health Care LP 3.20%, 12/1/2031	248	182
Safehold Operating Partnership LP 2.85%, 1/15/2032	160	119
UDR, Inc. 3.20%, 1/15/2030	300	253
Ventas Realty LP 3.25%, 10/15/2026	200	184
Welltower, Inc. 2.75%, 1/15/2032	300	233
WP Carey, Inc. 2.25%, 4/1/2033	440	313
		4,667
Food & Staples Retailing — 0.0% ^
Alimentation Couche-Tard, Inc. (Canada) 3.80%, 1/25/2050 (e)	230	154

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — 0.1%
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025	300	270
3.75%, 9/25/2027	300	275
Cargill, Inc. 4.38%, 4/22/2052 (e)	80	69
Conagra Brands, Inc. 5.40%, 11/1/2048	50	43
Smithfield Foods, Inc. 3.00%, 10/15/2030 (e)	300	231
		888
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 4.90%, 11/30/2046	370	354
Boston Scientific Corp. 2.65%, 6/1/2030	300	249
		603
Health Care Providers & Services — 0.2%
CVS Health Corp. 2.70%, 8/21/2040	520	341
HCA, Inc. 5.25%, 6/15/2026	440	425
Humana, Inc. 3.95%, 3/15/2027	100	94
Quest Diagnostics, Inc. 2.95%, 6/30/2030	300	251
Universal Health Services, Inc. 2.65%, 10/15/2030 (e)	214	158
		1,269
Hotels, Restaurants & Leisure — 0.0% ^
Expedia Group, Inc. 3.25%, 2/15/2030	230	187
Household Durables — 0.0% ^
MDC Holdings, Inc. 3.97%, 8/6/2061	250	132
Industrial Conglomerates — 0.0% ^
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	300	269
Insurance — 0.2%
Athene Global Funding
2.75%, 6/25/2024 (e)	300	284
2.72%, 1/7/2029 (e)	250	202
Brighthouse Financial Global Funding 1.00%, 4/12/2024 (e)	300	280
CNO Global Funding 2.65%, 1/6/2029 (e)	260	216
F&G Global Funding 2.30%, 4/11/2027 (e)	150	129
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (f)	300	267
Marsh & McLennan Cos., Inc. 2.25%, 11/15/2030	300	238
		1,616
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc. 3.95%, 4/13/2052	300	246
eBay, Inc. 2.60%, 5/10/2031	230	179
		425
IT Services — 0.0% ^
Global Payments, Inc. 2.90%, 5/15/2030	300	239
Leisure Products — 0.0% ^
Mattel, Inc. 3.38%, 4/1/2026 (e)	18	16

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — 0.2%
Charter Communications Operating LLC
3.75%, 2/15/2028	131	116
4.80%, 3/1/2050	400	289
Comcast Corp.
2.65%, 2/1/2030	300	251
2.94%, 11/1/2056	397	237
Cox Communications, Inc. 1.80%, 10/1/2030 (e)	300	221
Discovery Communications LLC
3.63%, 5/15/2030	170	140
5.20%, 9/20/2047	100	74
		1,328
Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 2.63%, 9/23/2031 (e)	200	150
Steel Dynamics, Inc. 3.25%, 1/15/2031	300	245
		395
Multi-Utilities — 0.1%
CenterPoint Energy, Inc. 1.45%, 6/1/2026	328	287
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2046	43	29
Puget Energy, Inc. 2.38%, 6/15/2028	35	29
San Diego Gas & Electric Co. 2.95%, 8/15/2051	400	260
		605
Oil, Gas & Consumable Fuels — 0.4%
BP Capital Markets America, Inc.
3.06%, 6/17/2041	500	357
3.38%, 2/8/2061	60	39
Energy Transfer LP
4.40%, 3/15/2027	200	186
4.15%, 9/15/2029	440	384
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (e)	127	90
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (e)	440	394
Hess Corp. 6.00%, 1/15/2040	55	51
MPLX LP 2.65%, 8/15/2030	140	110
NGPL PipeCo LLC 3.25%, 7/15/2031 (e)	53	42
Pioneer Natural Resources Co. 1.13%, 1/15/2026	300	262
Plains All American Pipeline LP 3.55%, 12/15/2029	300	250
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	300	273
Targa Resources Partners LP 4.00%, 1/15/2032	28	23
Tennessee Gas Pipeline Co. LLC 2.90%, 3/1/2030 (e)	200	164
Williams Cos., Inc. (The) 2.60%, 3/15/2031	45	35
		2,660
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co. 3.70%, 3/15/2052	292	223
Mylan, Inc. 5.40%, 11/29/2043	100	73

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	440	406
Zoetis, Inc. 2.00%, 5/15/2030	300	238
		940
Road & Rail — 0.1%
Burlington Northern Santa Fe LLC 3.30%, 9/15/2051	440	313
Kansas City Southern 4.70%, 5/1/2048	250	214
Ryder System, Inc. 4.30%, 6/15/2027	200	189
Triton Container International Ltd. (Bermuda)
1.15%, 6/7/2024 (e)	38	35
3.25%, 3/15/2032	223	164
		915
Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 3.50%, 12/5/2026	230	218
Broadcom, Inc. 3.19%, 11/15/2036 (e)	660	451
NXP BV (China) 2.50%, 5/11/2031	230	172
QUALCOMM, Inc. 4.50%, 5/20/2052	127	109
TSMC Global Ltd. (Taiwan) 4.38%, 7/22/2027 (e)	300	292
Xilinx, Inc. 2.38%, 6/1/2030	70	58
		1,300
Software — 0.1%
Oracle Corp.
3.25%, 11/15/2027	300	267
3.60%, 4/1/2040	250	169
Roper Technologies, Inc. 3.80%, 12/15/2026	370	352
Workday, Inc. 3.50%, 4/1/2027	70	65
		853
Specialty Retail — 0.1%
Advance Auto Parts, Inc. 3.50%, 3/15/2032	300	239
AutoZone, Inc. 1.65%, 1/15/2031	300	223
Lowe's Cos., Inc. 3.75%, 4/1/2032	240	208
O'Reilly Automotive, Inc. 1.75%, 3/15/2031	300	224
		894
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc. 2.38%, 2/8/2041	230	159
Dell International LLC 6.02%, 6/15/2026	440	442
		601
Thrifts & Mortgage Finance — 0.1%
BPCE SA (France) (SOFR + 1.31%), 2.28%, 1/20/2032 (e) (f)	500	361
Nationwide Building Society (United Kingdom) (SOFR + 1.29%), 2.97%, 2/16/2028 (e) (f)	241	207
		568
Tobacco — 0.1%
BAT Capital Corp. (United Kingdom) 3.73%, 9/25/2040	450	288

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — 0.1%
Air Lease Corp.
2.88%, 1/15/2026	450	403
3.63%, 4/1/2027	100	89
Aviation Capital Group LLC 3.88%, 5/1/2023 (e)	310	304
		796
Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052 (e)	180	144
T-Mobile USA, Inc. 3.88%, 4/15/2030	500	443
		587
Total Corporate Bonds (Cost $65,290)		53,551
Mortgage-Backed Securities — 4.7%
FHLMC UMBS, 30 Year
Pool # QB1397, 2.50%, 7/1/2050	1,741	1,468
Pool # RA6702, 3.00%, 2/1/2052	539	473
FNMA UMBS, 30 Year
Pool # CA6079, 2.50%, 6/1/2050	1,716	1,448
Pool # BP6439, 2.50%, 7/1/2050	1,737	1,466
Pool # BQ2143, 2.50%, 9/1/2050	1,742	1,469
Pool # BU1805, 2.50%, 12/1/2051	553	467
Pool # CB2637, 2.50%, 1/1/2052	409	345
Pool # CB2670, 3.00%, 1/1/2052	369	324
FNMA, Other
Pool # BS3634, 1.77%, 11/1/2031	600	476
Pool # BS4525, 1.94%, 1/1/2032	600	481
Pool # BS4030, 1.96%, 1/1/2032	1,000	813
Pool # BS4563, 2.01%, 1/1/2032	600	488
Pool # BM7037, 1.75%, 3/1/2032 (g)	850	677
Pool # BS5117, 2.58%, 3/1/2032	399	338
Pool # BS5193, 2.62%, 4/1/2032	400	341
Pool # BF0546, 2.50%, 7/1/2061	785	645
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 3.50%, 10/25/2052 (h)	13,570	12,212
TBA, 4.50%, 10/25/2052 (h)	4,345	4,139
GNMA II, 30 Year
Pool # MA7649, 2.50%, 10/20/2051	6,459	5,571
Pool # MA8200, 4.00%, 8/20/2052	1,038	971
Total Mortgage-Backed Securities (Cost $37,529)		34,612
	SHARES (000)
Exchange-Traded Funds — 2.0%
International Equity — 2.0%
JPMorgan BetaBuilders Japan ETF (d)	351	14,331

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Exchange-Traded Funds — continued
U.S. Equity — 0.0% ^
SPDR S&P 500 ETF Trust	—	77
Total Exchange-Traded Funds (Cost $19,706)		14,408
	PRINCIPAL AMOUNT ($000)
Asset-Backed Securities — 1.7%
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	300	243
American Credit Acceptance Receivables Trust
Series 2022-1, Class A, 0.99%, 12/15/2025 (e)	124	122
Series 2022-2, Class A, 2.66%, 2/13/2026 (e)	126	124
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class B, 0.69%, 1/19/2027	76	71
Series 2022-2, Class A3, 4.38%, 4/18/2028	85	84
AMSR Trust Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (e)	100	90
Amur Equipment Finance Receivables X LLC Series 2022-1A, Class A2, 1.64%, 10/20/2027 (e)	209	199
CarMax Auto Owner Trust Series 2022-2, Class A3, 3.49%, 2/16/2027	212	207
Carvana Auto Receivables Trust
Series 2021-P3, Class A3, 0.70%, 11/10/2026	164	154
Series 2022-P3, Class A3, 4.61%, 11/10/2027	49	48
Series 2021-P4, Class A4, 1.64%, 12/10/2027	400	357
CIG Auto Receivables Trust Series 2021-1A, Class A, 0.69%, 4/14/2025 (e)	63	61
CoreVest American Finance Trust Series 2022-1, Class A, 4.74%, 6/17/2055 (e) (g)	299	291
CPS Auto Receivables Trust
Series 2022-B, Class A, 2.88%, 6/15/2026 (e)	173	170
Series 2022-C, Class B, 4.88%, 4/15/2030 (e)	450	441
Credit Acceptance Auto Loan Trust
Series 2020-2A, Class A, 1.37%, 7/16/2029 (e)	384	379
Series 2020-3A, Class A, 1.24%, 10/15/2029 (e)	500	486
Drive Auto Receivables Trust
Series 2021-2, Class A3, 0.35%, 3/17/2025	84	84
Series 2021-3, Class B, 1.11%, 5/15/2026	49	47
DT Auto Owner Trust
Series 2022-1A, Class A, 1.58%, 4/15/2026 (e)	232	228
Series 2022-2A, Class A, 2.88%, 6/15/2026 (e)	239	235
Series 2021-3A, Class C, 0.87%, 5/17/2027 (e)	133	125
Series 2021-4A, Class D, 1.99%, 9/15/2027 (e)	114	102
Exeter Automobile Receivables Trust
Series 2022-1A, Class A2, 1.15%, 6/17/2024	136	136
Series 2021-3A, Class A3, 0.35%, 2/18/2025	66	65
Series 2021-2A, Class B, 0.57%, 9/15/2025	64	64
Series 2021-3A, Class B, 0.69%, 1/15/2026	162	159
Series 2022-3A, Class A3, 4.21%, 1/15/2026	420	417
Series 2021-4A, Class B, 1.05%, 5/15/2026	130	126
Series 2022-2A, Class D, 4.56%, 7/17/2028	175	165
Series 2022-4A, Class C, 4.92%, 12/15/2028	215	209

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
FirstKey Homes Trust
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (e)	198	178
Series 2022-SFR1, Class A, 4.15%, 5/17/2039 (e)	115	108
Flagship Credit Auto Trust
Series 2021-4, Class A, 0.81%, 7/17/2026 (e)	131	127
Series 2022-1, Class A, 1.79%, 10/15/2026 (e)	287	277
Series 2022-2, Class A3, 4.03%, 12/15/2026 (e)	550	537
Series 2021-3, Class A, 0.36%, 7/15/2027 (e)	144	140
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class A, 0.84%, 7/15/2025 (e)	141	139
Series 2021-2A, Class B, 0.77%, 9/15/2025 (e)	47	46
Series 2021-3A, Class C, 1.11%, 9/15/2026 (e)	114	106
GM Financial Automobile Leasing Trust
Series 2021-3, Class A3, 0.39%, 10/21/2024	184	178
Series 2022-2, Class A3, 3.42%, 6/20/2025	216	212
GM Financial Consumer Automobile Receivables Trust Series 2020-1, Class A3, 1.84%, 9/16/2024	200	199
Hertz Vehicle Financing III LLC Series 2022-1A, Class A, 1.99%, 6/25/2026 (e)	118	108
Hilton Grand Vacations Trust Series 2022-1D, Class A, 3.61%, 6/20/2034 (e)	132	125
Lendmark Funding Trust Series 2022-1A, Class A, 5.12%, 7/20/2032 (e)	100	96
MVW LLC Series 2021-2A, Class A, 1.43%, 5/20/2039 (e)	154	135
PRET LLC Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (e) (i)	188	175
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 ‡ (e)	156	130
Series 2022-SFR3, Class A, 3.20%, 4/17/2039 (e)	305	277
Santander Drive Auto Receivables Trust
Series 2022-1, Class A2, 1.36%, 12/16/2024	193	192
Series 2021-3, Class B, 0.60%, 12/15/2025	153	151
Series 2021-2, Class C, 0.90%, 6/15/2026	103	100
Series 2022-3, Class A3, 3.40%, 12/15/2026	183	180
Series 2022-4, Class A3, 4.14%, 2/16/2027	294	290
Series 2022-5, Class B, 4.43%, 3/15/2027	128	125
Santander Retail Auto Lease Trust Series 2022-A, Class A3, 1.34%, 7/21/2025 (e)	89	84
Sierra Timeshare Receivables Funding LLC Series 2022-2A, Class A, 4.73%, 6/20/2040 (e)	154	149
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (e)	96	88
Structured Asset Securities Corp. Trust Series 2005-SC1, Class 1A1, 3.35%, 5/25/2031 ‡ (e) (g)	—	—
Tesla Auto Lease Trust Series 2021-B, Class A4, 0.63%, 9/22/2025 (e)	102	95
Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027 (e)	107	105
Toyota Lease Owner Trust Series 2021-A, Class A3, 0.39%, 4/22/2024 (e)	500	490
United Airlines Pass-Through Trust Series 2016-2, Class AA, 2.88%, 10/7/2028	368	318
US Auto Funding Series 2021-1A, Class A, 0.79%, 7/15/2024 (e)	31	31
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (e)	270	266
Westgate Resorts LLC Series 2022-1A, Class A, 1.79%, 8/20/2036 (e)	204	193
Westlake Automobile Receivables Trust
Series 2021-3A, Class A3, 0.95%, 6/16/2025 (e)	200	194
Series 2021-3A, Class D, 2.12%, 1/15/2027 (e)	125	113
World Omni Auto Receivables Trust
Series 2021-C, Class A3, 0.44%, 8/17/2026	82	78
Series 2022-B, Class A3, 3.25%, 7/15/2027	350	338

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
World Omni Automobile Lease Securitization Trust Series 2021-A, Class A3, 0.42%, 8/15/2024	152	146
Total Asset-Backed Securities (Cost $13,260)		12,708
Commercial Mortgage-Backed Securities — 0.4%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1515, Class A2, 1.94%, 2/25/2035	800	598
Series K145, Class AM, 2.58%, 6/25/2055	880	738
FHLMC, Multi-Family WI Certificates Series K150, Class A2, 3.71%, 11/25/2032	879	818
FREMF Mortgage Trust Series 2017-KF40, Class B, 5.25%, 11/25/2027 (e) (g)	236	232
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2043 (e)	294	224
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (e)	235	188
Total Commercial Mortgage-Backed Securities (Cost $3,225)		2,798
Collateralized Mortgage Obligations — 0.3%
Banc of America Alternative Loan Trust Series 2006-5, Class 3A1, 6.00%, 6/25/2046	—	—
CHL Mortgage Pass-Through Trust Series 2006-21, Class A14, 6.00%, 2/25/2037	—	—
FHLMC, REMIC Series 5190, Class EC, 2.00%, 12/25/2051	773	681
FNMA, REMIC Series 2009-86, Class OT, PO, 10/25/2037	—	—
GSR Mortgage Loan Trust Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	2	2
MASTR Alternative Loan Trust Series 2005-6, Class 1A2, 5.50%, 12/25/2035	—	—
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	1	1
PRPM LLC Series 2021-10, Class A1, 2.49%, 10/25/2026 (e) (i)	104	94
Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M60C, 3.50%, 6/25/2057	338	320
Series 2017-4, Class MT, 3.50%, 6/25/2057 ‡	399	369
Series 2022-1, Class MTU, 3.25%, 11/25/2061	378	343
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (e) (i)	125	117
Total Collateralized Mortgage Obligations (Cost $2,067)		1,927
Foreign Government Securities — 0.1%
Republic of Colombia 3.25%, 4/22/2032	250	168
United Mexican States
4.13%, 1/21/2026	200	194
4.60%, 1/23/2046	200	147
3.77%, 5/24/2061	400	237
Total Foreign Government Securities (Cost $1,039)		746
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ *	1	60
Oil, Gas & Consumable Fuels — 0.0% ^
Chesapeake Energy Corp.
expiring 2/9/2026, price 25.00 USD*	—	17

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	NO. OF WARRANTS (000)	VALUE ($000)
Warrants — continued
Oil, Gas & Consumable Fuels — continued
expiring 2/9/2026, price 29.00 USD*	1	18
expiring 2/9/2026, price 33.00 USD*	—	10
		45
Total Warrants (Cost $—)		105
	PRINCIPAL AMOUNT ($000)
Loan Assignments — 0.0% (f) (j) ^
Food & Staples Retailing — 0.0% ^
Moran Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 12/31/2038	6	6
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 9.25%, 4/1/2024 ‡	49	41
Moran Foods LLC, Tranche A 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 14.42%, 10/1/2024	72	50
Total Loan Assignments (Cost $98)		97
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Road & Rail — 0.0% ^
Localiza Rent a Car SA (Brazil), expiring 10/31/2022 *(Cost $—) (b)	—	—
	SHARES (000)
Short-Term Investments — 6.2%
Investment Companies — 6.2%
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (d) (k) (Cost $45,540)	45,529	45,553
Total Investments — 102.3% (Cost $755,474)		747,058
Liabilities in Excess of Other Assets — (2.3)%		(16,614)
NET ASSETS — 100.0%		730,444

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
APAC	Asia Pacific
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
NVDR	Non-Voting Depositary Receipt
NYRS	New York Registry Shares
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
SPDR	Standard & Poor's Depositary Receipt
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Value is zero.
(c)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2022.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2022.

(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2022.

(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	The rate shown is the current yield as of September 30, 2022.

PORTFOLIO COMPOSTION BY COUNTRY AS OF September 30, 2022	PERCENT OF TOTAL INVESTMENTS
United States	78.9%
France	2.7
United Kingdom	2.0
Germany	1.2
Japan	1.1
China	1.1
Others (each less than 1.0%)	6.9
Short-Term Investments	6.1
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	9	12/16/2022	EUR	289	(10)
FTSE 100 Index	3	12/16/2022	GBP	229	(9)
MSCI EAFE E-Mini Index	488	12/16/2022	USD	40,543	(4,484)
S&P 500 E-Mini Index	50	12/16/2022	USD	9,011	(1,205)
U.S. Treasury 10 Year Note	291	12/20/2022	USD	32,610	(1,690)
U.S. Treasury Ultra Bond	234	12/20/2022	USD	31,985	(2,040)
					(9,438)
Short Contracts
Euro-Bund	(634)	12/08/2022	EUR	(85,958)	2,256
TOPIX Index	(58)	12/08/2022	JPY	(7,382)	487
Japan 10 Year Bond	(103)	12/13/2022	JPY	(105,683)	—(a)
EURO STOXX 50 Index	(780)	12/16/2022	EUR	(25,020)	2,456
MSCI Emerging Markets E-Mini Index	(479)	12/16/2022	USD	(20,884)	2,826
Russell 2000 E-Mini Index	(289)	12/16/2022	USD	(24,130)	3,177
S&P Midcap 400 E-Mini Index	(62)	12/16/2022	USD	(13,687)	1,847
					13,049
					3,611

Abbreviations
EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of September 30, 2022 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
CAD	787	NZD	997	Citibank, NA	10/25/2022	12
CAD	789	NZD	997	Goldman Sachs International	10/25/2022	13
CZK	3,006	USD	119	BNP Paribas	10/25/2022	—(a)
CZK	5,081	USD	199	Goldman Sachs International	10/25/2022	3
EUR	1,865	CAD	2,462	Citibank, NA	10/25/2022	49
EUR	223	CAD	296	Goldman Sachs International	10/25/2022	4
EUR	324	CHF	311	Barclays Bank plc	10/25/2022	3
EUR	97	CHF	93	BNP Paribas	10/25/2022	1
EUR	633	GBP	549	BNP Paribas	10/25/2022	8
EUR	218	JPY	30,506	BNP Paribas	10/25/2022	2
EUR	87	SEK	930	BNP Paribas	10/25/2022	2
EUR	1,835	SEK	19,653	Citibank, NA	10/25/2022	29
EUR	85	THB	3,142	Merrill Lynch International	10/25/2022	—(a)
EUR	416	ZAR	7,249	Citibank, NA	10/25/2022	9
GBP	105	AUD	181	Merrill Lynch International	10/25/2022	2
GBP	178	MXN	3,988	Royal Bank of Canada	10/25/2022	1
GBP	67	SEK	825	HSBC Bank, NA	10/25/2022	—(a)
GBP	1,084	USD	1,172	Citibank, NA	10/25/2022	38
GBP	499	USD	534	TD Bank Financial Group	10/25/2022	24
INR	16,967	USD	207	Goldman Sachs International**	10/25/2022	1
JPY	30,249	EUR	210	Goldman Sachs International	10/25/2022	3
JPY	89,039	NZD	1,053	Goldman Sachs International	10/25/2022	27
USD	636	CAD	839	Royal Bank of Canada	10/25/2022	29
USD	211	CHF	205	BNP Paribas	10/25/2022	3
USD	420	CHF	403	Goldman Sachs International	10/25/2022	10
USD	417	CNY	2,935	Goldman Sachs International**	10/25/2022	4
USD	420	CNY	2,932	TD Bank Financial Group**	10/25/2022	7
USD	398	COP	1,782,627	Goldman Sachs International**	10/25/2022	13
USD	202	CZK	5,049	Barclays Bank plc	10/25/2022	1
USD	12,131	EUR	12,100	Citibank, NA	10/25/2022	255
USD	1,853	GBP	1,633	Citibank, NA	10/25/2022	29
USD	194	HUF	79,553	BNP Paribas	10/25/2022	11
USD	405	HUF	171,157	Goldman Sachs International	10/25/2022	10
USD	820	IDR	12,337,923	Goldman Sachs International**	10/25/2022	14
USD	231	IDR	3,524,853	Morgan Stanley**	10/25/2022	1
USD	409	ILS	1,400	Goldman Sachs International	10/25/2022	15
USD	420	INR	33,604	BNP Paribas**	10/25/2022	9
USD	416	INR	33,387	Goldman Sachs International**	10/25/2022	8
USD	58	INR	4,744	Morgan Stanley**	10/25/2022	—(a)
USD	409	JPY	58,783	BNP Paribas	10/25/2022	2
USD	399	JPY	57,134	Citibank, NA	10/25/2022	4
USD	397	KRW	566,986	BNP Paribas**	10/25/2022	3
USD	837	KRW	1,164,758	Goldman Sachs International**	10/25/2022	28
USD	207	NZD	345	Citibank, NA	10/25/2022	14
USD	63	NZD	105	State Street Corp.	10/25/2022	4
USD	405	PHP	23,787	BNP Paribas**	10/25/2022	1
USD	1,277	PHP	73,162	Goldman Sachs International**	10/25/2022	33
USD	225	PLN	1,074	BNP Paribas	10/25/2022	10
USD	443	SEK	4,758	Goldman Sachs International	10/25/2022	14
USD	401	SGD	563	BNP Paribas	10/25/2022	9
USD	409	SGD	570	Goldman Sachs International	10/25/2022	12
USD	52	THB	1,914	Standard Chartered Bank	10/25/2022	2
USD	607	TRY	11,466	Goldman Sachs International	10/25/2022	7
USD	210	TWD	6,529	Citibank, NA**	10/25/2022	5
USD	212	TWD	6,529	Merrill Lynch International**	10/25/2022	6
USD	208	ZAR	3,732	Goldman Sachs International	10/25/2022	2
EUR	58	USD	56	HSBC Bank, NA	10/31/2022	—(a)
EUR	11	USD	10	Royal Bank of Canada	10/31/2022	—(a)

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	27	USD	26	State Street Corp.	10/31/2022	—(a)
EUR	14	USD	14	TD Bank Financial Group	10/31/2022	—(a)
USD	2,723	DKK	19,745	Goldman Sachs International	10/31/2022	115
USD	7	DKK	52	Merrill Lynch International	10/31/2022	—(a)
USD	99	EUR	99	Citibank, NA	10/31/2022	2
USD	2,697	EUR	2,625	HSBC Bank, NA	10/31/2022	119
USD	274	EUR	268	Merrill Lynch International	10/31/2022	11
USD	132	EUR	132	Royal Bank of Canada	10/31/2022	2
USD	373	EUR	370	Standard Chartered Bank	10/31/2022	9
USD	177	EUR	177	State Street Corp.	10/31/2022	4
USD	4,452	EUR	4,328	TD Bank Financial Group	10/31/2022	202
USD	850	GBP	708	HSBC Bank, NA	10/31/2022	60
USD	62	GBP	52	Merrill Lynch International	10/31/2022	4
USD	467	GBP	394	Royal Bank of Canada	10/31/2022	27
USD	359	GBP	296	Standard Chartered Bank	10/31/2022	29
USD	558	GBP	475	State Street Corp.	10/31/2022	26
USD	2	HKD	14	BNP Paribas	10/31/2022	—(a)
USD	163	JPY	22,265	Merrill Lynch International	10/31/2022	9
USD	144	JPY	19,034	State Street Corp.	10/31/2022	12
USD	58	SEK	582	BNP Paribas	10/31/2022	5
USD	116	SEK	1,281	Citibank, NA	10/31/2022	1
USD	123	SEK	1,310	HSBC Bank, NA	10/31/2022	4
USD	67	SEK	726	Royal Bank of Canada	10/31/2022	2
USD	13	SEK	136	Standard Chartered Bank	10/31/2022	1
USD	144	SEK	1,538	State Street Corp.	10/31/2022	5
Total unrealized appreciation						1,455
AUD	313	USD	209	Goldman Sachs International	10/25/2022	(9)
AUD	310	USD	209	TD Bank Financial Group	10/25/2022	(11)
BRL	956	USD	182	BNP Paribas**	10/25/2022	(5)
BRL	4,584	USD	881	Goldman Sachs International**	10/25/2022	(36)
CAD	2,512	EUR	1,884	Citibank, NA	10/25/2022	(31)
CAD	562	EUR	423	Goldman Sachs International	10/25/2022	(9)
CAD	824	JPY	90,212	Citibank, NA	10/25/2022	(28)
CAD	233	USD	173	BNP Paribas	10/25/2022	(5)
CAD	92	USD	70	Merrill Lynch International	10/25/2022	(3)
CHF	585	GBP	542	Citibank, NA	10/25/2022	(11)
CHF	204	JPY	30,198	Goldman Sachs International	10/25/2022	(2)
CHF	2,076	USD	2,169	Goldman Sachs International	10/25/2022	(60)
CNY	5,811	USD	821	Standard Chartered Bank**	10/25/2022	(3)
COP	481,352	USD	105	Morgan Stanley**	10/25/2022	(1)
CZK	10,209	USD	414	BNP Paribas	10/25/2022	(9)
EUR	1,910	CHF	1,860	Citibank, NA	10/25/2022	(14)
EUR	830	CZK	20,553	Goldman Sachs International	10/25/2022	(4)
EUR	1,244	SEK	13,549	Goldman Sachs International	10/25/2022	(1)
EUR	1,917	USD	1,959	Citibank, NA	10/25/2022	(77)
EUR	3,831	USD	3,841	Goldman Sachs International	10/25/2022	(81)
GBP	733	USD	848	TD Bank Financial Group	10/25/2022	(30)
HUF	38,270	EUR	94	BNP Paribas	10/25/2022	(4)
HUF	128,121	EUR	316	Goldman Sachs International	10/25/2022	(15)
HUF	84,318	USD	210	Barclays Bank plc	10/25/2022	(16)
IDR	15,355,887	USD	1,026	BNP Paribas**	10/25/2022	(24)
IDR	9,270,663	USD	615	Citibank, NA**	10/25/2022	(10)
ILS	1,441	USD	428	Goldman Sachs International	10/25/2022	(23)
INR	33,633	USD	422	BNP Paribas**	10/25/2022	(11)
INR	32,886	USD	405	Citibank, NA**	10/25/2022	(3)
JPY	86,584	USD	607	Citibank, NA	10/25/2022	(8)
JPY	60,876	USD	428	Goldman Sachs International	10/25/2022	(6)
KRW	573,519	USD	408	Citibank, NA**	10/25/2022	(9)
KRW	332,004	USD	231	Morgan Stanley**	10/25/2022	(1)

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
MXN	17,087	USD	848	Citibank, NA	10/25/2022	(2)
NZD	779	CAD	607	Barclays Bank plc	10/25/2022	(4)
NZD	346	GBP	182	Goldman Sachs International	10/25/2022	(9)
NZD	351	USD	206	BNP Paribas	10/25/2022	(10)
PHP	23,832	USD	415	Goldman Sachs International**	10/25/2022	(10)
PHP	22,321	USD	379	Morgan Stanley**	10/25/2022	—(a)
PLN	2,067	USD	431	Goldman Sachs International	10/25/2022	(16)
RON	1,031	USD	208	Goldman Sachs International	10/25/2022	(4)
SEK	6,779	EUR	633	TD Bank Financial Group	10/25/2022	(10)
SEK	36,438	USD	3,418	Citibank, NA	10/25/2022	(132)
SGD	309	USD	215	BNP Paribas	10/25/2022	—(a)
THB	15,394	USD	417	Citibank, NA	10/25/2022	(8)
THB	2,281	USD	62	Goldman Sachs International	10/25/2022	(2)
THB	14,864	USD	412	Standard Chartered Bank	10/25/2022	(17)
TRY	3,489	USD	183	BNP Paribas	10/25/2022	—(a)
TWD	6,542	USD	209	BNP Paribas**	10/25/2022	(3)
TWD	6,516	USD	205	Citibank, NA**	10/25/2022	(1)
USD	305	BRL	1,661	Morgan Stanley**	10/25/2022	(1)
USD	599	GBP	542	Citibank, NA	10/25/2022	(6)
USD	217	MXN	4,395	Goldman Sachs International	10/25/2022	—(a)
USD	198	PLN	994	Goldman Sachs International	10/25/2022	(2)
USD	201	RON	1,031	Goldman Sachs International	10/25/2022	(2)
USD	149	THB	5,611	Citibank, NA	10/25/2022	—(a)
ZAR	10,981	USD	629	Goldman Sachs International	10/25/2022	(23)
AUD	2,555	USD	1,779	Merrill Lynch International	10/31/2022	(144)
CAD	5,078	USD	3,943	TD Bank Financial Group	10/31/2022	(268)
CHF	2,862	USD	2,994	Merrill Lynch International	10/31/2022	(86)
DKK	52	USD	7	Barclays Bank plc	10/31/2022	—(a)
DKK	877	USD	121	HSBC Bank, NA	10/31/2022	(6)
DKK	2,753	USD	378	Merrill Lynch International	10/31/2022	(14)
DKK	3,584	USD	496	State Street Corp.	10/31/2022	(24)
EUR	588	USD	607	Citibank, NA	10/31/2022	(29)
EUR	491	USD	494	HSBC Bank, NA	10/31/2022	(14)
EUR	424	USD	423	Royal Bank of Canada	10/31/2022	(5)
EUR	492	USD	496	Standard Chartered Bank	10/31/2022	(14)
EUR	3	USD	3	State Street Corp.	10/31/2022	—(a)
GBP	2,607	USD	3,147	Merrill Lynch International	10/31/2022	(234)
GBP	12	USD	14	Royal Bank of Canada	10/31/2022	—(a)
GBP	82	USD	101	Standard Chartered Bank	10/31/2022	(9)
HKD	3,340	USD	427	Citibank, NA	10/31/2022	(1)
HKD	24	USD	3	Goldman Sachs International	10/31/2022	—(a)
HKD	169	USD	22	Merrill Lynch International	10/31/2022	—(a)
JPY	113,437	USD	807	HSBC Bank, NA	10/31/2022	(20)
JPY	101,040	USD	704	Merrill Lynch International	10/31/2022	(5)
JPY	16,838	USD	118	Royal Bank of Canada	10/31/2022	(2)
JPY	90,292	USD	655	Standard Chartered Bank	10/31/2022	(29)
JPY	82,451	USD	608	State Street Corp.	10/31/2022	(37)
NOK	1,513	USD	154	Goldman Sachs International	10/31/2022	(15)
SEK	582	USD	58	State Street Corp.	10/31/2022	(5)
SGD	564	USD	407	BNP Paribas	10/31/2022	(14)
USD	18	EUR	18	Standard Chartered Bank	10/31/2022	—(a)
USD	102	EUR	105	State Street Corp.	10/31/2022	—(a)
USD	339	GBP	315	BNP Paribas	10/31/2022	(14)
USD	198	GBP	183	TD Bank Financial Group	10/31/2022	(7)
USD	97	SEK	1,082	Citibank, NA	10/31/2022	—
USD	67	SEK	756	HSBC Bank, NA	10/31/2022	(1)
USD	236	SEK	2,669	Merrill Lynch International	10/31/2022	(4)
USD	36	SEK	415	Standard Chartered Bank	10/31/2022	(1)
Total unrealized depreciation						(1,824)

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
CURRENCY PURCHASED	CURRENCY SOLD	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
Net unrealized depreciation				(369)

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	China Yuan
COP	Columbian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at September 30, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$12,578	$130	$12,708
Collateralized Mortgage Obligations	—	1,558	369	1,927
Commercial Mortgage-Backed Securities	—	2,798	—	2,798
Common Stocks
Aerospace & Defense	3,032	1,791	—	4,823
Air Freight & Logistics	588	718	—	1,306
Airlines	254	16	—	270
Auto Components	41	1,062	—	1,103
Automobiles	6,228	2,146	—	8,374
Banks	19,343	7,973	1	27,317
Beverages	2,871	5,637	—	8,508
Biotechnology	13,003	525	—	13,528
Building Products	4,692	—	—	4,692
Capital Markets	13,075	1,825	—	14,900
Chemicals	3,007	3,381	—	6,388
Commercial Services & Supplies	2,438	—	—	2,438
Communications Equipment	1,082	499	—	1,581
Construction & Engineering	1,478	2,897	—	4,375
Construction Materials	1,207	—	—	1,207
Consumer Finance	2,347	58	—	2,405
Containers & Packaging	1,160	429	—	1,589
Distributors	755	—	—	755
Diversified Consumer Services	236	—	—	236
Diversified Financial Services	1,816	236	—	2,052
Diversified Telecommunication Services	1,948	671	—	2,619
Electric Utilities	7,164	756	—	7,920
Electrical Equipment	4,398	1,489	—	5,887
Electronic Equipment, Instruments & Components	1,527	1,218	—	2,745
Energy Equipment & Services	1,936	219	—	2,155
Entertainment	966	164	—	1,130
Equity Real Estate Investment Trusts (REITs)	8,967	—	—	8,967
Food & Staples Retailing	3,357	807	8	4,172
Food Products	1,580	3,457	—	5,037
Gas Utilities	268	48	—	316
Health Care Equipment & Supplies	9,444	1,853	—	11,297
Health Care Providers & Services	12,206	69	—	12,275
Health Care Technology	265	—	—	265
Hotels, Restaurants & Leisure	10,654	80	—	10,734
Household Durables	843	1,152	—	1,995
Household Products	1,540	389	—	1,929
Independent Power and Renewable Electricity Producers	26	1,808	—	1,834
Industrial Conglomerates	703	—	—	703

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Insurance	$9,610	$5,291	$—	$14,901
Interactive Media & Services	11,588	1,189	—	12,777
Internet & Direct Marketing Retail	11,527	786	29	12,342
IT Services	9,418	2,191	—	11,609
Leisure Products	299	—	—	299
Life Sciences Tools & Services	2,331	600	—	2,931
Machinery	8,139	2,748	—	10,887
Media	1,998	—	—	1,998
Metals & Mining	509	2,940	3	3,452
Multiline Retail	2,303	—	—	2,303
Multi-Utilities	475	666	—	1,141
Oil, Gas & Consumable Fuels	11,161	6,838	3	18,002
Paper & Forest Products	45	—	—	45
Personal Products	622	900	—	1,522
Pharmaceuticals	10,224	8,491	—	18,715
Professional Services	1,534	1,220	—	2,754
Real Estate Management & Development	505	47	—	552
Road & Rail	6,404	—	—	6,404
Semiconductors & Semiconductor Equipment	16,664	3,898	—	20,562
Software	26,148	31	—	26,179
Specialty Retail	6,903	137	—	7,040
Technology Hardware, Storage & Peripherals	11,668	1,543	—	13,211
Textiles, Apparel & Luxury Goods	2,642	5,723	—	8,365
Tobacco	640	—	—	640
Trading Companies & Distributors	111	1,277	—	1,388
Transportation Infrastructure	155	—	—	155
Water Utilities	40	—	—	40
Wireless Telecommunication Services	1,743	33	—	1,776
Total Common Stocks	301,851	89,922	44	391,817
Corporate Bonds	—	53,551	—	53,551
Exchange-Traded Funds	14,408	—	—	14,408
Foreign Government Securities	—	746	—	746
Investment Companies	89,654	—	—	89,654
Loan Assignments
Food & Staples Retailing	—	56	41	97
Mortgage-Backed Securities	—	34,612	—	34,612
Rights	—(a)	—	—	—(a)
U.S. Treasury Obligations	—	99,082	—	99,082
Warrants
Media	—	—	60	60
Oil, Gas & Consumable Fuels	45	—	—	45
Total Warrants	45	—	60	105
Short-Term Investments
Investment Companies	45,553	—	—	45,553
Total Investments in Securities	$451,511	$294,903	$644	$747,058

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,455	$—	$1,455
Futures Contracts	13,049	—	—	13,049
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(1,824)	—	(1,824)
Futures Contracts	(9,438)	—	—	(9,438)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$3,611	$(369)	$—	$3,242

(a)	Amount rounds to less than one thousand.
There were no significant transfers into or out of level 3 for the period ended September 30, 2022.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Japan ETF (a)	$15,468	$—	$—	$—	$(1,137)	$14,331	351	$—	$—
JPMorgan Core Bond Fund Class R6 Shares (a)	77,563	577	—	—	(3,830)	74,310	7,379	578	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	16,105	73	—	—	(834)	15,344	919	73	—
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b)	74,928	54,878	84,267	(1)	15	45,553	45,529	346	—
Total	$184,064	$55,528	$84,267	$(1)	$(5,786)	$149,538		$997	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.